Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 3,676,382	$ 3,853,468
Accounts receivable, net of allowance for credit losses	31,566,845	16,100,703
Prepayments	17,261,010	7,033,669
Other receivables	184,942	60,226
Loans receivable	29,156,394	27,150,487
Assets held for sale, current		10,252,085
Total current assets	83,841,763	66,250,385
NON-CURRENT ASSET
Property and equipment, net	1,462,795	1,459,760
Deferred tax assets	105,845	238,228
Deposits	834,307	922,434
Goodwill	41,109,592	19,079,839
Assets held for sale, non-current		9,348,639
Total non-current asset	43,512,539	31,048,900
Total assets	127,354,302	97,299,285
CURRENT LIABILITIES:
Short-term bank borrowings	6,809,651	9,355,398
Accounts and notes payable	18,431,506	6,932,212
Other payables and accrued liabilities	33,568,108	14,300,067
Amount due to related parties	8,211,968	6,108,866
Tax payable	2,199,851	2,374,260
Current maturities of long-term bank borrowings	391,178	586,935
Current portion of financing obligations	9,529	52,584
Current maturities of loans from other financial institutions	13,054,470
Liabilities held for sale, current		8,074,978
Total current liabilities	82,676,261	47,785,299
NON-CURRENT LIABILITIES
Long-term bank borrowings	121,088	253,352
Liabilities held for sale, non-current		1,158,642
Total non-current liabilities	121,088	1,411,994
Total liabilities	82,797,349	49,197,293
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 27,529,372 and 22,960,277 shares issued and outstanding as of December 31, 2023 and 2022, respectively	27,529	22,960
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	41,220,949	41,734,546
Statutory reserves	890,021	1,036,841
Retained earnings	4,901,797	7,704,538
Accumulated other comprehensive loss	(1,636,257)	(1,549,807)
Total shareholders’ equity	44,556,953	48,101,992
Total liabilities and shareholders’ equity	127,354,302	97,299,285
Related Party
CURRENT ASSETS
Amount due from related parties	1,996,190	1,799,747
CURRENT LIABILITIES:
Amount due to related parties	$ 8,211,968	$ 6,108,866